Subsequent Events (Details) - Hman Group holdings Inc and subsidiaries - Subsequent event - OzcoBuildingProductsMember $ in Thousands	Apr. 16, 2021 USD ($)
Total purchase price	$ 43,500
TermLoanMember
Long-term Line of Credit	$ 35,000